As filed with the Securities and Exchange Commission on April 18, 2025
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 250	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 252	☒

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235
(804) 267-7400

(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 21, 2025 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

Tuttle Capital Agentic AI ETF
Tuttle Capital AI in Healthcare ETF
Tuttle Capital AI Power Generation ETF
Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF
Tuttle Capital Drone Industry AI Powered ETF
Tuttle Capital Quantum Computing AI Powered ETF
Tuttle Capital Quantum Computing AI Powered Covered Call ETF
Tuttle Capital UFO Disclosure AI Powered ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 21, 2025 as the new effective date for Post-Effective Amendment No. 219 to the Registration Statement filed on February 3, 2025 for the following funds:

Tuttle Capital Agentic AI ETF
Tuttle Capital AI in Healthcare ETF
Tuttle Capital AI Power Generation ETF
Tuttle Capital DeepSeek Global AI Innovation and Disruption ETF
Tuttle Capital Drone Industry AI Powered ETF
Tuttle Capital Quantum Computing AI Powered ETF
Tuttle Capital Quantum Computing AI Powered Covered Call ETF
Tuttle Capital UFO Disclosure AI Powered ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 219 to the Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and  has duly caused this Post-Effective Amendment No. 250 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 18th day of April, 2025.

ETF OPPORTUNITIES TRUST

By:	/s/ Karen M. Shupe
Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 250 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

*Mary Lou H. Ivey		Trustee	April 18, 2025

*Laura V. Morrison		Trustee	April 18, 2025

*Dr. David J. Urban		Trustee	April 18, 2025

/s/ Karen M. Shupe		Treasurer and Principal Executive Officer	April 18, 2025
Karen M. Shupe

/s/ Ann T. MacDonald		Assistant Treasurer and Principal Financial Officer	April 18, 2025
Ann T. MacDonald

*By:	/s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney